Risk Report - Asset Quality - Financial Assets at amortized cost and Allowances by Region (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	€ 786,776	€ 764,298
Allowance for Credit Losses	4,995	4,895
Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	729,021	711,021
Allowance for Credit Losses	533	440	[1],[2],[3]
Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	45,335	40,653
Allowance for Credit Losses	626	532	[1],[2],[3]
Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	11,379	11,326
Allowance for Credit Losses	3,656	3,740	[1],[2],[3]
Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	1,041	1,297
Allowance for Credit Losses	180	182	[1],[2],[3]
Germany [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	348,310	338,773
Allowance for Credit Losses	2,166	2,156
Germany [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	324,716	317,217
Allowance for Credit Losses	201	191
Germany [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	19,904	17,941
Allowance for Credit Losses	333	298
Germany [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	3,689	3,581
Allowance for Credit Losses	1,619	1,653
Germany [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	0	33
Allowance for Credit Losses	13	14
Western Europe (excluding Germany) [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	155,646	148,000
Allowance for Credit Losses	1,758	1,973
Western Europe (excluding Germany) [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	141,935	134,187
Allowance for Credit Losses	178	134
Western Europe (excluding Germany) [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	9,828	9,224
Allowance for Credit Losses	194	156
Western Europe (excluding Germany) [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	3,171	3,652
Allowance for Credit Losses	1,224	1,533
Western Europe (excluding Germany) [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	712	937
Allowance for Credit Losses	162	150
Eastern Europe [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	9,609	7,412
Allowance for Credit Losses	107	59
Eastern Europe [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	8,050	6,818
Allowance for Credit Losses	3	2
Eastern Europe [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	1,174	494
Allowance for Credit Losses	7	4
Eastern Europe [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	386	99
Allowance for Credit Losses	97	53
North America [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	185,366	185,703
Allowance for Credit Losses	431	304
North America [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	173,084	174,574
Allowance for Credit Losses	81	53
North America [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	10,504	8,853
Allowance for Credit Losses	55	55
North America [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	1,628	2,131
Allowance for Credit Losses	289	180
North America [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	149	145
Allowance for Credit Losses	5	16
Central and South America [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	4,865	4,318
Allowance for Credit Losses	12	18
Central and South America [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	4,525	3,908
Allowance for Credit Losses	6	3
Central and South America [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	253	206
Allowance for Credit Losses	2	0
Central and South America [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	82	197
Allowance for Credit Losses	5	13
Central and South America [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	5	7
Allowance for Credit Losses		2
Asia/Pacific [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	63,174	62,990
Allowance for Credit Losses	400	282
Asia/Pacific [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	58,621	58,984
Allowance for Credit Losses	40	45
Asia/Pacific [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	2,967	2,351
Allowance for Credit Losses	28	8
Asia/Pacific [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	1,475	1,518
Allowance for Credit Losses	330	227
Asia/Pacific [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	112	137
Allowance for Credit Losses	3	2
Africa [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	4,164	3,439
Allowance for Credit Losses	15	16
Africa [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	3,144	2,081
Allowance for Credit Losses	8	3
Africa [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	177	1,319
Allowance for Credit Losses	0	11
Africa [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	843	39
Allowance for Credit Losses	7	1
Other countries [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	15,642	13,664
Allowance for Credit Losses	105	88
Other countries [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	14,946	13,252
Allowance for Credit Losses	16	10
Other countries [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	527	263
Allowance for Credit Losses	6	0
Other countries [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	105	110
Allowance for Credit Losses	86	79
Other countries [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	63	38
Allowance for Credit Losses	€ (4)	€ (2)

[1]	[2]Allowance for credit losses does not include allowance for country risk amounting to € 14 million as of December 31, 2022.
[2]	[2]Allowance for credit losses does not include allowance for country risk amounting to € 14 million as of December 31, 2022.
[3]	[2]Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of December 31, 2021.